SIGNIFICANT ACCOUNTING POLICIES (Details Textuals) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012 Segments	Jun. 30, 2011	Dec. 31, 2011
Accounting Policies [Abstract]
Gain on deconsolidation of subsidiary			$ 453,900
Allowance for doubtful accounts receivable	217,732		217,732		1,398
Total revenue percentage			8.40%	3.50%
Research and development expense, net of grant revenues	185,770	150,272	314,318	333,897
Gross research and development expense, excluding any offsetting grant revenues	185,770	198,985	314,318	612,609
Grant money	0	48,713	0	278,712
Estimated warranty cost charged against percentage of revenue	2.00%		2.00%
Accrued warranty provision	199,862		199,862		121,335
Warranty, service, service travel and installation costs	$ 95,824	$ 13,101	$ 142,434	$ 93,733
Number of reportable segments			2